LONG-TERM INVESTMENTS - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Jan. 31, 2019 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
LONG-TERM INVESTMENTS
Equity method investments	$ 235,434	$ 7,798	$ 6,709	$ 224,042
Loss on investment				17,752	$ 2,275	$ 307
Impairment provision of equity method investments		5,888		5,888			$ 0	$ 0
Equity investments without readily determinable fair values		15,596		15,652
Impairment provision of equity investments without readily determinable fair values		$ 0		$ 0
TH Fund LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)	16.00%	10.00%	20.00%
Newflow Amity Fund I, LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)		2.75%